Summary impacts of Company's Asset Liabilities and Equity on initial application of IFRS 16 (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Other current assets	$ 3,295,562		$ 2,941,598
Property, plant and equipment	206,734,543		221,586,475	$ 224,933,089
Right-of-use assets	12,207,768
Other noncurrent assets	2,405,346		5,171,646
Impacts to total assets	386,356,996		398,551,180
Lease liabilities-current	682,367
Other current liabilities	18,718,165		24,291,532
Lease liabilities-noncurrent	10,408,710
Other noncurrent liabilities	1,973,459		2,029,651
Impacts to total liabilities	207,455,122		190,765,874
Impacts to total equity	$ 178,901,874		$ 207,785,306	$ 212,817,851	$ 176,836,313
Under IAS17 And Related Standards And Interpretations [member]
Disclosure of initial application of standards or interpretations [line items]
Other current assets		$ 2,941,598
Property, plant and equipment		221,586,475
Other noncurrent assets		5,171,646
Other current liabilities		24,291,532
Other noncurrent liabilities		2,029,651
Impacts to total equity		0
Carrying amount under IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Other current assets		2,934,960
Property, plant and equipment		221,584,710
Right-of-use assets		14,059,544
Other noncurrent assets		3,807,535
Lease liabilities-current		708,167
Other current liabilities		24,290,601
Lease liabilities-noncurrent		11,981,359
Other noncurrent liabilities		2,028,086
Impacts to total equity		0
Increase (decrease) due to changes in accounting policy [member] | Carrying amount under IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Other current assets		(6,638)
Property, plant and equipment		(1,765)
Right-of-use assets		14,059,544
Other noncurrent assets		(1,364,111)
Impacts to total assets		12,687,030
Lease liabilities-current		708,167
Other current liabilities		(931)
Lease liabilities-noncurrent		11,981,359
Other noncurrent liabilities		(1,565)
Impacts to total liabilities		12,687,030
Impacts to total equity		$ 0